Details of Significant Accounts - Schedule of property, plant and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book amount	$ 289	$ 407
Additions	289	165
Depreciation expense	(197)	(247)	$ (209)
Net exchange differences	(1)	(36)
Closing net book amount	380	289	407
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book amount	1,169	1,116
Closing net book amount	1,457	1,169	1,116
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book amount	(880)	(709)
Closing net book amount	(1,077)	(880)	(709)
Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book amount	51	123
Additions	154	58
Depreciation expense	(83)	(119)
Net exchange differences	0	(11)
Closing net book amount	122	51	123
Leasehold improvements | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book amount	521	516
Closing net book amount	675	521	516
Leasehold improvements | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book amount	(470)	(393)
Closing net book amount	(553)	(470)	(393)
Machinery
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book amount	220	256
Additions	128	107
Depreciation expense	(106)	(119)
Net exchange differences	(1)	(24)
Closing net book amount	241	220	256
Machinery | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book amount	602	552
Closing net book amount	729	602	552
Machinery | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book amount	(382)	(296)
Closing net book amount	(488)	(382)	(296)
Office equipment
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book amount	18	28
Additions	7	0
Depreciation expense	(8)	(9)
Net exchange differences	0	(1)
Closing net book amount	17	18	28
Office equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book amount	46	48
Closing net book amount	53	46	48
Office equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Opening net book amount	(28)	(20)
Closing net book amount	$ (36)	$ (28)	$ (20)